Note 12 - Subsequent Events (Details Textual) - USD ($)	1 Months Ended		6 Months Ended
	Sep. 30, 2017	Aug. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Payments to Acquire Property, Plant, and Equipment			$ 11,518,463	$ 23,080,296
Subsequent Event [Member]
Other Investment Funds Released	$ 4,000,000
Subsequent Event [Member] | Euromar LLC [Member]
Business Acquisition, Percentage of Voting Interests Acquired	85.714%
Subsequent Event [Member] | Euromar LLC [Member] | M/V EM Athens, M/V EM Oinousses, M/V EM Corfu, and M/V Akinada Bridge [Member]
Payments to Acquire Property, Plant, and Equipment	$ 25,000,000
Subsequent Event [Member] | Interest Rate Swap [Member]
Derivative, Term of Contract		5 years
Derivative Liability, Notional Amount		$ 5,000,000
Subsequent Event [Member] | Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR), Year 1 [Member]
Derivative, Variable Interest Rate		1.40%
Subsequent Event [Member] | Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR), Year 2 [Member]
Derivative, Variable Interest Rate		1.75%
Subsequent Event [Member] | Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR), Year 3 [Member]
Derivative, Variable Interest Rate		1.85%
Subsequent Event [Member] | Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR), Year 4 [Member]
Derivative, Variable Interest Rate		2.32%
Subsequent Event [Member] | Interest Rate Swap [Member] | London Interbank Offered Rate (LIBOR), Year 5 [Member]
Derivative, Variable Interest Rate		2.32%